                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       4/30/04

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Premier Money
Market Shares

April 30, 2004

Money Market Portfolio

Government & Agency Securities Portfolio
(formerly Government Securities Portfolio)

Tax-Exempt Portfolio

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

PMMS-2 (31608 6/04)

Portfolio Management Review

In the following interview, Portfolio Manager Geoffrey Gibbs discusses Cash Account Trust portfolios- Premier Money Market Shares' performance and the market environment for the 12-month period ended April 30, 2004.

Q: Will you describe the money market environment during the period?

A: Following a series of Federal Reserve Board interest rate reductions, the US economy began to stabilize beginning in the fall of 2003. The money market yield curve steepened, and - following a long period of declining short-term interest-rate levels - we were finally able to extend the fund's maturity. In December, the Fed removed its antideflation bias and maintained its focus on the need for job creation. April 2004 marked a huge turnaround for the economy with a surprisingly strong employment report, which, in turn, kicked off a month of strong economic data. With a substantial sell-off in the bond market late in the period, the one-year LIBOR rate rose sharply as investors began to "price in" the possibility of a Fed rate hike as early as June 2004.1

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q: How were the Money Market Portfolio and the Government & Agency Securities Portfolio positioned for the period?

A: During the period, we pursued a "barbell" strategy. That is, we purchased longer-duration instruments with maturities of six to nine months - and increasingly - short-term securities with maturities of three months or less; we kept the shorter-term securities in the portfolios to meet liquidity needs. In addition, we de-emphasized callable agency securities as they became a less useful cash management tool as yield spreads compressed. Over the 12-month period, we maintained an average maturity of approximately 60 to 65 days within the taxable portion of each portfolio.

Portfolio Performance
As of April 30, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
7-Day Current Yield
Money Market Portfolio - Premier Money Market Shares	.15%
Government & Agency Securities Portfolio - Premier Money Market Shares	.05%[2]
Tax-Exempt Portfolio - Premier Money Market Shares	.19%[2]
(Equivalent Taxable Yield)	.29%[3]

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.scudder.com.

2 Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below each portfolio's expense ratios, resulting in a negative yield. The Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current yield would have been 0.01% and 0.18%, respectively, for the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio.
3 The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35.0%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Toward the close of 2003, we increased the portfolios' allocation in floating-rate securities. The purpose of this strategy is to position the fund to benefit if the Fed decides to increase short-term interest rates earlier than expected. The interest rate of floating-rate securities adjusts periodically, based on the position of the yield curve. There are floating-rate securities that adjust daily, monthly and quarterly, based off of indices such as LIBOR and the federal funds rate. During the first quarter of 2004 we also invested in short-term UK mortgage securities within the Money Market Portfolio; these securities offered a AAA rating, diversification and similar floating-rate characteristics. In April, with the sharp spike in the LIBOR rate, we began to extend each portfolio's purchases further out on the yield curve while monitoring average maturity. Late in the period, we purchased three- to six-month issues and in some cases one-year callable agency securities.

Q: How was the Tax-Exempt Portfolio positioned during the 12-month period?

A: During the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth at the start of the period and a slowdown in individual state and local government tax collections. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios.

Over the reporting period, the Tax-Exempt Portfolio targeted a neutral average maturity as compared with similar funds. Currently the portfolio is positioned with an average maturity target of approximately 30 days in response to the greater risk of a Fed interest rate increase early this summer. The portfolio also has targeted an allocation of 65% of assets in floating-rate securities and 35% in fixed-rate instruments. During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: How did the portfolios perform during the period?

A: For the period, the portfolios registered favorable performance and achieved their stated objectives of providing maximum current income (exempt from federal income taxes for the Tax-Exempt Portfolio) while maintaining stability of capital.

Q: Do you anticipate any change in your management strategies?

A: Going forward, we will continue our insistence on the highest credit quality within the portfolios. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolios and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of April 30, 2004

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.8%
Abbey National Treasury Services PLC, 1.03%, 12/8/2004	30,000,000	29,994,511
ABN AMRO Bank NV, 1.17%, 10/13/2004	10,000,000	10,000,000
BNP Paribas SA, 1.09%, 5/10/2004	20,000,000	20,000,025
Credit Agricole Indosuez SA:
1.15%, 10/29/2004	30,000,000	30,000,000
1.2%, 12/23/2004	50,000,000	50,000,000
Credit Lyonnais AG:
1.09%, 8/25/2004	25,000,000	25,002,374
1.14%, 12/31/2004	18,000,000	18,000,000
1.21%, 12/23/2004	25,000,000	25,000,000
Dresdner Bank AG, 1.13%, 5/5/2004	73,000,000	73,000,000
HSBC Bank USA, 1.26%, 10/27/2004	100,000,000	100,000,000
KBC Bank NV, 1.17%, 10/27/2004	20,000,000	20,000,000
Kredietbank, 1.26%, 9/9/2004	25,000,000	25,015,666
Landesbank Baden Wurttemberg, 1.33%, 8/10/2004	10,000,000	10,002,206
Landesbank Hessen-Thuringen Girozentrale, 1.27%, 9/13/2004	15,000,000	14,998,702
National Australia Bank Ltd.:
1.17%, 10/13/2004	10,000,000	10,000,000
1.28%, 1/13/2005	60,000,000	60,045,659
1.45%, 10/21/2004	80,000,000	80,000,000
Norddeutsche Landesbank Girozentrale, 1.19%, 8/27/2004	20,000,000	19,994,490
Societe Generale, 1.05%, 5/4/2004	40,000,000	39,999,990
SouthTrust Bank NA, 1.08%, 9/9/2004	50,000,000	50,000,000
UniCredito Italiano Bank PLC, 1.105%, 8/17/2004	70,000,000	70,001,044
Total Certificates of Deposit and Bank Notes (Cost $781,054,667)		781,054,667

Commercial Paper 33.3%
Alliance & Leicester Corp., 1.06%**, 5/4/2004	40,000,000	39,996,467
Archer-Daniels-Midland Co., 1.04%**, 6/29/2004	25,000,000	24,957,389
Bear Stearns & Co., Inc., 1.045%**, 7/9/2004	60,000,000	59,879,825
Cancara Asset Securitization LLC, 1.04%**, 6/10/2004	25,000,000	24,971,111
CIT Group Holdings, Inc.:
1.05%**, 6/24/2004	25,000,000	24,960,625
1.07%**, 6/14/2004	15,000,000	14,980,383
1.07%**, 7/16/2004	24,000,000	23,945,787
1.17%**, 6/21/2004	11,000,000	10,981,767
1.18%**, 5/10/2004	30,000,000	29,991,150
Citigroup Global Markets Holdings, Inc., 1.04%**, 6/22/2004	75,000,000	74,887,333
DEPFA Bank Europe PLC, 1.1%**, 8/16/2004	50,000,000	49,836,528
Dorada Finance, Inc.:
1.05%**, 6/22/2004	20,000,000	19,969,667
1.07%**, 7/8/2004	30,000,000	29,939,366
Dresdner US Finance, Inc.:
1.09%**, 5/4/2004	25,000,000	24,997,729
1.11%**, 5/5/2004	20,000,000	19,997,534
Goldman Sachs Group, Inc.:
1.21%, 9/3/2004	50,000,000	50,000,000
1.27%, 11/8/2004	40,000,000	40,000,000
1.43%, 9/3/2004	50,000,000	50,000,000
Grampian Funding LLC:
1.05%**, 6/11/2004	40,000,000	39,952,167
1.14%**, 10/5/2004	42,750,000	42,537,461
1.18%**, 5/11/2004	30,000,000	29,990,167
Greyhawk Funding LLC:
1.05%**, 5/21/2004	25,300,000	25,285,241
1.05%**, 5/26/2004	25,000,000	24,981,771
1.06%**, 7/12/2004	39,000,000	38,917,320
Irish Life and Permanent PLC, 1.14%**, 7/14/2004	20,000,000	19,953,133
K2 (USA) LLC:
1.05%**, 5/4/2004	20,000,000	19,998,250
1.1%**, 8/25/2004	20,000,000	19,929,111
1.17%**, 5/25/2004	20,000,000	19,984,400
Lake Constance Funding LLC, 1.07%**, 7/7/2004	10,000,000	9,980,086
Perry Global Funding LLC, 1.14%**, 9/22/2004	29,816,000	29,680,039
Prudential Funding LLC, 1.06%**, 5/3/2004	50,000,000	49,997,056
RWE AG:
1.06%**, 5/10/2004	25,000,000	24,993,375
1.07%**, 9/8/2004	20,000,000	19,922,722
Scaldis Capital LLC, 1.04%**, 6/15/2004	32,667,000	32,624,533
Sheffield Receivables Corp., 1.04%**, 5/12/2004	23,060,000	23,052,672
WestPac Capital Corp., 1.195%**, 6/3/2004	10,000,000	9,989,046
Total Commercial Paper (Cost $1,096,061,211)		1,096,061,211

Floating Rate Notes* 29.0%
American Honda Finance Corp.:
144A, 1.26%, 6/10/2004	25,000,000	25,005,694
144A, 1.26%, 10/4/2004	15,000,000	15,012,492
144A, 1.28%, 5/10/2004	15,000,000	15,000,754
144A, 1.29%, 10/7/2004	10,000,000	10,008,314
144A, 1.29%, 2/11/2005	30,500,000	30,539,676
Associates Corp. of North America, Senior Note, 1.21%, 6/15/2004	9,000,000	9,000,000
Associates First Capital Corp., 1.21%, 6/25/2004	10,500,000	10,500,000
Banco Bilbao Vizcaya NA, 1.05%, 3/23/2005	50,000,000	49,993,271
Bank of Scotland Treasury Services PLC, 144A, 1.23%, 5/28/2004	10,000,000	10,000,893
Bayerische Landesbank Girozentrale, 1.06%, 8/25/2004	17,000,000	16,999,998
Beta Finance, Inc.:
144A, 1.035%, 4/15/2005	30,000,000	29,992,829
144A, 1.055%, 9/15/2004	20,000,000	19,999,241
Blue Heron Funding Ltd., "A1", Series 6A, 144A, 1.13%, 5/19/2004	10,000,000	10,000,000
Canadian Imperial Bank of Commerce:
1.055%, 5/28/2004	50,000,000	49,999,445
1.06%, 6/21/2004	10,000,000	10,000,098
1.07%, 8/25/2004	30,000,000	30,001,438
CC (USA), Inc.:
144A, 1.365%, 8/9/2004	40,000,000	40,006,512
144A, 1.37%, 8/11/2004	25,000,000	25,006,671
General Electric Capital Corp.:
1.26%, 9/15/2004	20,000,000	20,014,361
1.313%, 5/14/2004	5,000,000	5,000,339
1.37%, 10/25/2004	21,950,000	21,975,788
Granite Mortgage PLC, "IAI" Series 2004-1, 1.06%, 12/20/2004	11,240,506	11,240,506
Lehman Brothers Holdings, Inc., 1.06%, 9/7/2004	20,000,000	20,000,000
Links Finance LLC, 1.11%, 1/18/2005	10,000,000	10,003,209
Merrill Lynch & Co., Inc.:
1.09%, 2/4/2005	30,000,000	30,000,000
1.38%, 2/3/2005	20,000,000	20,045,963
1.46%, 1/13/2005	15,000,000	15,038,166
Morgan Stanley, 1.13%, 8/27/2004	35,000,000	35,000,000
Natexis Banque NY, 1.055%, 10/20/2004	20,000,000	19,998,099
National City Bank of Cleveland, 1.1%, 7/19/2004	14,000,000	14,001,221
Norddeutsche Landesbank Girozentrale, 1.045%, 1/24/2005	50,000,000	49,994,466
Permanent Financing PLC, "1A", Series 4, 1.05%, 3/10/2005	25,000,000	25,000,000
Royal Bank of Scotland NY PLC, 1.025%, 8/27/2004	20,000,000	19,998,349
Societe Generale:
1.023%, 12/6/2004	20,000,000	19,996,658
1.035%, 12/10/2004	30,000,000	29,993,540
1.038%, 11/30/2004	40,000,000	39,993,534
SunTrust Bank NA, 1.08%, 4/1/2005	40,000,000	40,003,653
Swedbank AB, 1.06%, 10/12/2004	50,000,000	49,996,591
Tango Finance Corp. Ltd., 144A, 1.06%, 1/20/2005	33,000,000	32,997,597
Westdeutsche Landesbank AG, 1.05%, 9/13/2004	15,000,000	14,999,160
Total Floating Rate Notes (Cost $952,358,526)		952,358,526
Municipal Investments 0.9%
California, Department Water Resources Powersupply Revenue, Series C-13, 1.09%, 5/1/2022 (b) (c)	22,875,000	22,875,000
Texas, State General Obligation, Series A-2, 1.07%, 12/1/2029 (b) (c)	6,500,000	6,500,000
Texas, State General Obligation, Series A-2, 1.07%, 12/1/2033 (b) (c)	755,000	755,000
Total Municipal Investments (Cost $30,130,000)		30,130,000

Short-Term Notes 1.1%
Bank of America Corp., 6.625%, 6/15/2004	23,000,000	23,155,292
General Electric Capital Corp., 7.25%, 5/3/2004	4,500,000	4,501,501
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A, 1.07%, 3/15/2005	7,575,385	7,575,385
Total Short-Term Notes (Cost $35,232,178)		35,232,178

US Government Sponsored Agencies 5.7%
Federal Home Loan Mortgage Corp., 1.085%, 11/7/2005	25,000,000	25,000,000
Federal Home Loan Mortgage Corp., 1.1%*, 10/7/2005	70,000,000	70,000,000
Federal National Mortgage Association, 0.98%**, 10/3/2005	55,000,000	54,948,879
Federal National Mortgage Association, 3.0%, 6/15/2004	40,000,000	40,087,664
Total US Government Sponsored Agencies (Cost $190,036,543)		190,036,543

Government National Mortgage Association 0.3%
Government National Mortgage Association, 1.13%, 7/23/2004 (Cost $10,000,000)	10,000,000	10,000,000

US Government Backed 0.6%
US Treasury Note, 2.0%, 11/30/2004 (Cost $20,100,126)	20,000,000	20,100,126

Time Deposit 1.2%
CSFB Finance, 1.055%, 6/4/2004 (Cost $40,000,000)	40,000,000	40,000,000

Repurchase Agreements 4.1%
Goldman Sachs Co., Inc., 1.05%, dated 4/30/2004, to be repurchased at $62,005,425 on 5/3/2004 (d)	62,000,000	62,000,000
Morgan Stanley, 1.06%, dated 4/30/2004, to be repurchased at $66,005,830 on 5/3/2004 (e)	66,000,000	66,000,000
State Street Bank and Trust Co., 0.97%, dated 4/30/2004, to be repurchased at $5,673,458 on 5/3/2004 (f)	5,673,000	5,673,000
Total Repurchase Agreements (Cost $133,673,000)		133,673,000
Total Investment Portfolio - 100.0% (Cost $3,288,646,251) (a)		3,288,646,251

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,288,646,251.
(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2004.
(c) Security incorporates a letter of credit from a major bank.
(d) Collateralized by a $67,182,612 Federal National Mortgage Association, 4.5%, maturing on 10/21/2033 with a value of $62,996,463.
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

18,638,729	Federal Home Loan Mortgage Corporation	4.5-9.0	9/1/2007-10/1/2033	19,615,732
45,891,634	Federal National Mortgage Association	4.0-10.0	4/1/2007-4/1/2034	47,543,010
Total Collateral Value				67,158,742

(f) Collateralized by a $5,445,000 Federal National Mortgage Association, 5.25%, maturing on 1/15/2006 with a value of $5,788,716.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2004

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 74.9%
Federal Farm Credit Bank, 1.01%*, 8/15/2005	40,000,000	39,989,691
Federal Home Loan Bank:
0.985%*, 9/12/2005	80,000,000	79,934,223
0.99%*, 9/27/2004	200,000,000	199,975,480
1.01%*, 10/7/2004	80,000,000	79,986,923
1.04%*, 3/18/2005	40,000,000	39,992,889
4.75%, 6/28/2004	40,000,000	40,229,313
Federal Home Loan Mortgage Corp.:
1.06%*, 8/11/2004	20,000,000	20,000,000
1.085%*, 11/7/2005	20,000,000	20,000,000
1.085%**, 8/10/2004	30,000,000	29,908,679
1.0%, 12/1/2004	60,000,000	59,586,267
1.1%*, 10/7/2005	40,000,000	40,000,000
1.14%**, 5/12/2004	5,000,000	4,998,258
1.15%**, 12/13/2004	40,000,000	39,711,222
1.15%**, 12/27/2004	20,000,000	19,846,667
1.4%*, 8/11/2004	25,000,000	25,005,484
Federal National Mortgage Association:
0.98%**, 10/3/2005	40,000,000	39,962,821
1.0%, 12/6/2004	20,000,000	19,860,083
1.02%**, 7/1/2004	64,000,000	63,889,387
1.025%**, 6/1/2004	20,000,000	19,982,347
1.04%**, 1/18/2005	50,000,000	49,982,880
1.04%*, 2/11/2005	28,000,000	27,992,309
1.04%*, 3/23/2005	30,000,000	29,997,306
1.06%**, 7/6/2004	35,000,000	34,941,258
1.08%**, 9/10/2004	20,000,000	19,920,800
1.17%**, 1/7/2005	15,000,000	14,877,638
1.37%**, 10/15/2004	50,000,000	49,682,236
1.48%**, 11/12/2004	25,000,000	24,799,583
1.51%, 4/1/2005	10,000,000	9,859,486
3.0%, 6/15/2004	22,082,000	22,129,936
5.625%, 5/14/2004	24,000,000	24,038,232
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $1,191,081,398)		1,191,081,398

Agencies Backed by the Full Faith and Credit of the US Government 4.7%
Hainan Airlines:
Series 2000-2, 1.01%*, 12/21/2004	13,735,034	13,735,034
Series 2000-1, 1.025%*, 6/21/2004	14,589,282	14,589,282
Series 2001-1, 1.11%*, 12/15/2007	14,284,647	14,284,647
Series 2001-2, 1.11%*, 12/15/2007	18,193,098	18,193,098
Series 2001-3, 1.11%*, 12/15/2007	14,284,647	14,284,647
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $75,086,708)		75,086,708

Repurchase Agreements 20.4%
Goldman Sachs Group, 1.05%, dated 4/30/2004, to be repurchased at $151,013,213 on 5/3/2004 (b)	151,000,000	151,000,000
JP Morgan Chase, 1.03%, dated 4/30/2004, to be repurchased at $40,036,622 on 6/1/2004 (c)	40,000,000	40,000,000
JP Morgan Chase, 1.05%, dated 4/30/2004, to be repurchased at $101,008,837 on 5/3/2004 (d)	101,000,000	101,000,000
Merrill Lynch & Co., Inc., 1.04%, dated 4/30/2004, to be repurchased at $30,052,867 on 6/30/2004 (e)	30,000,000	30,000,000
State Street Bank and Trust Co., 0.97%, dated 4/30/2004, to be repurchased at $2,011,163 on 5/3/2004 (f)	2,011,000	2,011,000
Total Repurchase Agreements (Cost $324,011,000)		324,011,000
Total Investment Portfolio - 100.0% (Cost $1,590,179,106) (a)		1,590,179,106

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $1,590,179,106.
(b) Collateralized by $157,569,251 of Federal National Mortgage Association, 4.5%-5.5%, maturing at various dates from 2/1/2033 until 11/1/2033 with a value of $153,373,017
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

34,140,000	Federal Home Loan Bank	2.00	7/20/2009	34,118,835
6,730,000	Federal National Mortgage Association	5.21	12/27/2018	6,684,472
Total Collateral Value				40,803,307

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

57,454,822	Government National Mortgage Association	5.0-5.75	9/16/2023-3/20/2030	51,408,372
54,740,100	Federal Home Loan Mortgage Corporation	5.00	2/15/2026-4/15/2032	51,612,496
Total Collateral Value				103,020,868

(e) Collaterialized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

26,305,586	Federal Home Loan Mortgage Corporation	2.1-3.2	9/1/2031-3/15/2032	26,241,124
4,112,306	Federal National Mortgage Association	1.5-6.5	8/25/2007-3/25/2033	4,280,798
Total Collateral Value				30,521,922

(f) Collaterialized by a $2,005,000 Federal Home Loan Mortgage Corporation, 3.25%, maturing on 11/15/2004 with a value of $2,054,916.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2004

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-family Housing Revenue, Heatherbrooke Project, Series C, 1.17%*, 6/15/2026 (b)	1,700,000	1,700,000
Alaska 0.3%
Alaska, State General Obligation, Series 1825, 1.13%*, 2/1/2011 (b) (c)	2,500,000	2,500,000
Arizona 1.4%
Salt River, AZ, Agricultural Improvement and Power District:
0.94%, 5/10/2004	5,000,000	5,000,000
1.0%, 6/8/2004	7,000,000	7,000,000
		12,000,000
California 8.4%
Alameda County, CA, Certificate of Participation, Series 410, 1.14%*, 9/1/2021 (b)	2,505,000	2,505,000
California, Department of Water Resources, Power Supply Revenue, Series B-5, 1.08%*, 5/1/2022 (c)	10,000,000	10,000,000
California, General Obligation:
Series C-1, 1.09%*, 5/1/2033 (c)	5,600,000	5,600,000
Series 819-D, 1.17%*, 2/1/2028 (b)	8,290,500	8,290,500
California, Housing Finance Agency Revenue, Series 843, AMT, 1.19%*, 11/1/2005 (c)	2,325,000	2,325,000
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 1.09%*, 8/1/2033 (b)	8,300,000	8,300,000
California, Municipal Securities Trust Certificates, Series 9041, 144A, 1.11%*, 7/21/2010 (b)	7,000,000	7,000,000
California, Revenue Anticipation Notes, Series A-3, 2.0%, 6/23/2004 (c)	6,500,000	6,508,721
California, Statewide Communities Development Authority, Tax & Revenue Anticipation Notes:
Series A-1, 2.0%, 6/30/2004	2,000,000	2,003,037
Series A-3, 2.0%, 6/30/2004	1,500,000	1,502,554
Los Angeles, CA, Water & Power Revenue, Series B-2, 1.08%*, 7/1/2034 (c)	2,530,000	2,530,000
Los Angeles, CA, Water & Power Revenue, Power System, Series A-2, 1.06%*, 7/1/2035	1,400,000	1,400,000
San Berardino, CA, Certificate of Participation, Medical Center Financing Project, 1.06%*, 8/1/2026 (b) (c)	1,555,000	1,555,000
San Diego, CA, Unified School District, Series 847, 1.12%*, 7/1/2020 (b)	2,800,000	2,800,000
San Francisco, CA, City & County, International Airport Revenue, 1.13%*, 5/1/2021	6,890,000	6,890,000
Santa Clara, CA, Electric Revenue, Series B, 1.06%*, 7/1/2010 (b)	2,895,000	2,895,000
		72,104,812
Colorado 2.6%
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.2%*, 5/1/2033 (c)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.12%*, 6/1/2021 (c)	9,445,000	9,445,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 1.22%*, 8/1/2017 (c)	3,305,000	3,305,000
Denver, CO, City & County Airport Revenue, Series E, AMT, 1.16%*, 11/15/2010 (b)	2,395,000	2,395,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 1.17%*, 12/1/2029 (c)	2,850,000	2,850,000
El Paso County, CO, School District Number 38, Series PT-1754, 1.13%*, 6/1/2019 (b) (c)	3,060,000	3,060,000
		22,855,000
Connecticut 0.3%
Connecticut, Special Tax Obligation Revenue, Transition Infrastructure, Series B, 5.5%, 10/1/2004 (b)	2,420,000	2,488,563
Delaware 0.9%
Delaware, Economic Development Authority, Series A, 1.05%*, 12/1/2015 (b) (c)	5,000,000	5,000,000
Delaware, Economic Development Authority, Winterthur Museum Project, 1.13%*, 9/1/2012 (c)	2,500,000	2,500,000
		7,500,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 1.09%*, 6/1/2029 (b) (c)	5,085,000	5,085,000
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 1.13%*, 10/1/2021 (b) (c)	8,300,000	8,300,000
		13,385,000
Florida 6.8%
Alachua County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Shands Teaching Hospital, Series A, 1.1%*, 12/1/2012 (c)	2,400,000	2,400,000
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First, Inc. Project, 1.1%*, 8/1/2014 (c)	3,700,000	3,700,000
Broward County, FL, School Board Certificates of Partnership, Series R-1056, 1.15%*, 7/1/2019 (b)	2,595,000	2,595,000
Charlotte County, FL, Utilities Revenue, Series B, 1.1%*, 10/1/2021 (b) (c)	4,950,000	4,950,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 1.13%*, 12/1/2020 (c)	1,445,000	1,445,000
Florida, University Research Foundation, Inc., Capital Improvement Revenue, 1.12%*, 9/1/2033 (c)	7,190,000	7,190,000
Hillsborough County, FL, Industrial Development Authority, Seaboard Tampa, AMT, 1.3%*, 12/1/2016 (c)	200,000	200,000
Indian River County, FL, District Hospital Revenue, 1.17%*, 10/1/2015 (c)	6,345,000	6,345,000
Jacksonville, FL, Electric Authority Revenue, 1.0%*, 8/10/2004	8,000,000	8,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 1.15%*, 9/1/2029 (c)	1,400,000	1,400,000
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 1.1%*, 5/1/2031 (c)	825,000	825,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.15%*, 11/1/2028 (c)	3,110,000	3,110,000
Orlando, FL, Utility Committee, 1.04%*, 6/10/2004	12,100,000	12,100,000
Palm Beach County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Bethesda Healthcare System Project, 1.1%*, 12/1/2031 (c)	1,800,000	1,800,000
Pinellas County, FL, Health Facilities Authority, Hospital Facilities, Bayfront Projects, 1.1%*, 7/1/2034 (c)	2,000,000	2,000,000
Pinellas County, FL, Health Facilities Authority, Pooled Hospital Loan Program, 1.14%*, 12/1/2015 (b) (c)	940,000	940,000
		59,000,000
Georgia 5.1%
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue, Series R-4011, 1.15%*, 7/1/2019 (b)	3,230,000	3,230,000
Atlanta, GA, Water & Wastewater Revenue, 1.12%*, 11/1/2033 (b)	4,000,000	4,000,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp.:
Series C, 1.1%*, 1/1/2018 (b)	1,290,000	1,290,000
1.1%*, 1/1/2021 (b) (c)	600,000	600,000
1.1%*, 1/1/2022 (b) (c)	1,000,000	1,000,000
Cobb County, GA, Development Authority Revenue, MT Paran Christian School Project, 1.08%*, 7/1/2022 (c)	4,700,000	4,700,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Clairmont Crest Project, 1.09%*, 6/15/2025 (b)	6,040,000	6,040,000
Georgia, Local Government Certificates of Participation, Series PT-1652, 1.13%*, 12/1/2022 (b)	5,500,000	5,500,000
Georgia, Municipal Electric Authority Power Revenue, Series PT-1821, 1.13%*, 1/1/2013 (b) (c)	7,970,000	7,970,000
LaGrange, GA, Development Authority Revenue, LaGrange College Project, 1.15%*, 6/1/2031 (c)	2,500,000	2,500,000
Macon-Bibb County, GA, Hospital Authority Revenue, Central Georgia Healthcare, 1.1%*, 5/1/2030 (c)	2,840,000	2,840,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center Control, 1.09%*, 12/1/2018 (c)	775,000	775,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.2%*, 5/1/2021 (c)	4,000,000	4,000,000
		44,445,000
Hawaii 0.5%
Hawaii, State General Obligation, Series A-16, 1.15%*, 7/1/2018 (b) (c)	3,895,000	3,895,000
Idaho 0.6%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.16%*, 4/1/2014 (c)	5,000,000	5,000,000
Illinois 8.3%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.2%*, 4/1/2024 (c)	1,320,000	1,320,000
Chicago, IL, Sales Tax Revenue, 1.09%*, 1/1/2034 (b) (c)	7,150,000	7,150,000
Cook County, IL, State General Obligation, Series B-11, 1.15%*, 11/15/2025 (b) (c)	3,540,000	3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 1.28%*, 10/1/2018 (c)	2,285,000	2,285,000
Du Page County, IL, Revenue Anticipation Notes, Benedictine University Building Project, 1.13%*, 7/1/2024 (c)	7,900,000	7,900,000
Elgin, IL, Judson College Project, 1.23%*, 7/1/2011 (c)	1,210,000	1,210,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 1.13%*, 4/1/2020 (c)	4,420,000	4,420,000
Illinois, Development Finance Authority, Museum Contemporary Art Project, 1.11%*, 2/1/2029 (c)	4,000,000	4,000,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 1.28%*, 8/1/2025 (c)	3,395,000	3,395,000
Illinois, Development Finance Authority, Industrial Development Revenue, Var-Katlaw Tretam & Co., Project, AMT, 1.2%*, 8/1/2027 (c)	3,000,000	3,000,000
Illinois, Development Finance Authority, Jewish Federation Projects, 1.09%*, 9/1/2024 (b) (c)	1,400,000	1,400,000
Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 0.99%*, 6/1/2033 (c)	7,420,000	7,420,000
Illinois, Educational Facilities Authority Revenue, 1.05%*, 7/8/2004	10,000,000	10,000,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 1.12%*, 1/1/2031 (b)	6,245,000	6,245,000
Illinois, Regional Transportation Authority, Series A23, 1.15%*, 7/1/2030 (b) (c)	4,975,000	4,975,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 1.21%*, 7/1/2014 (c)	3,660,000	3,660,000
		71,920,000
Indiana 2.7%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 1.2%*, 11/30/2017 (c)	3,700,000	3,700,000
Indiana, Development Finance Authority, Economic Development Revenue, Junior Achievement, 1.11%*, 6/1/2029 (c)	5,200,000	5,200,000
Indiana, Development Finance Authority, Industrial, Development Revenue, Enterprise Center V Project, AMT, 1.2%*, 6/1/2022 (c)	5,000,000	5,000,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health Credit, Series A-4, 1.05%, 3/1/2005	7,500,000	7,500,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 1.2%*, 6/1/2017 (b)	1,800,000	1,800,000
		23,200,000
Iowa 1.2%
Iowa, State Revenue Anticipation Notes, 2.0%, 6/30/2004	10,000,000	10,016,460
Kentucky 3.0%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.1%*, 8/1/2013 (c)	3,500,000	3,500,000
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Building Revenue, Cox Interior LLC Project, AMT, 1.35%*, 5/1/2015 (c)	1,675,000	1,675,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.23%*, 11/1/2030 (c)	5,695,000	5,695,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.23%*, 7/1/2019 (c)	4,860,000	4,860,000
Pendleton County, KY, Multi-County Lease Revenue, 1.04%*, 3/1/2019 (c)	10,000,000	10,000,000
		25,730,000
Louisiana 0.4%
Louisiana, LA, Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 1.23%*, 7/1/2021 (c)	3,500,000	3,500,000
Massachusetts 0.3%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 1.17%*, 11/1/2022 (c)	2,965,000	2,965,000
Michigan 7.2%
ABN Amro Munitops, Certificate Trust, Series 2003-3, 1.17%*, 1/1/2011 (b) (c)	15,600,000	15,600,000
Detroit, MI, Sewer Disposal Revenue, Series E, 1.05%*, 7/1/2031 (b)	12,000,000	12,000,000
Greater Detroit, MI, Resource Recovery Authority Revenue, Series B, 5.5%, 12/13/2004 (b)	1,850,000	1,900,828
Michigan, Housing Development Authority, Series A, AMT, 1.14%*, 6/1/2020 (b)	100,000	100,000
Michigan, Housing Development Authority, Laurel Valley Apartments, 1.1%*, 12/1/2007 (c)	1,000,000	1,000,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 1.13%*, 4/20/2011	4,295,000	4,295,000
Michigan, State General Obligation:
1.1%*, 12/1/2004	4,800,000	4,800,000
Series A, 2.0%, 9/30/2004	15,000,000	15,063,344
Michigan, State Government School Loan, 1.0%*, 6/21/2004	3,900,000	3,900,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 1.28%*, 2/1/2020 (c)	3,000,000	3,000,000
Michigan, University of Michigan Hospital Revenue, Series A-2, 1.1%*, 12/1/2024	935,000	935,000
		62,594,172
Minnesota 0.3%
Elk River, MN, Independent School District No. 728, Series II-R 204, 1.19%*, 2/1/2015 (b)	2,865,000	2,865,000
Missouri 0.4%
Missouri, Development Finance Board, Air Cargo Facilities Revenue, St. Louis Airport, AMT, 1.16%*, 3/1/2030 (c)	3,500,000	3,500,000
Montana 0.5%
Montana, Facilities Finance Authority Revenue, Mission Ridge Project, 1.12%*, 8/1/2027 (c)	4,595,000	4,595,000
Nebraska 0.6%
Douglas County, NE, Solid Waste Disposal Revenue, Waste Management of Nebraska, Series A, AMT, 1.15%*, 11/1/2033 (c)	3,000,000	3,000,000
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.14%*, 9/1/2022 (b) (c)	2,055,000	2,055,000
		5,055,000
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B-10, 1.15%*, 6/1/2024 (b) (c)	10,190,000	10,190,000
New Hampshire 0.9%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 1.16%*, 9/1/2012 (c)	7,500,000	7,500,000
New Jersey 0.9%
New Jersey, Building Authority, State Building Revenue:
Series 1612, 1.09%*, 6/15/2010 (b) (c)	4,200,000	4,200,000
Series 1612, 1.09%*, 12/15/2019 (b) (c)	1,000,000	1,000,000
New Jersey, Economic Development Authority, Special Facilities Revenue, Newark Contrainer LLC, AMT, 1.14%*, 7/1/2030 (c)	75,000	75,000
New Jersey, Transitional Finance Authority, Series PA-802, 1.09%*, 12/15/2009 (b) (c)	2,325,000	2,325,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.05%*, 3/1/2012	500,000	500,000
		8,100,000
New York 6.0%
New York, General Highway & Bridge Trust Fund, Star Certificates, Series 2003-4, 1.11%*, 4/1/2017 (b)	515,000	515,000
New York, Housing Finance Agency Revenue, Talleyrand LLC, AMT, 1.09%*, 5/15/2028 (b)	500,000	500,000
New York, Metropolitan Transportation Authority:
Series B, 1.08%*, 11/1/2022 (b) (c)	1,025,000	1,025,000
Series PA-1083, 1.12%*, 5/15/2010 (b) (c)	7,100,000	7,100,000
New York, State General Obligation, Series J3, 1.07%*, 2/15/2016 (c)	2,600,000	2,600,000
New York, State Housing Finance Agency Revenue, Series E-39, AMT, 1.07%*, 11/15/2031 (b)	2,100,000	2,100,000
New York City, NY, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A, 1.08%*, 3/15/2025 (b)	2,500,000	2,500,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Peninsula Hospital Center Project, 1.13%*, 12/1/2013 (c)	930,000	930,000
New York City, NY, Transitional Finance Authority, Star Certificate:
Series 2003-7, 1.12%*, 2/1/2009	9,310,000	9,310,000
Series 2003-7, 1.12%*, 10/1/2009	100,000	100,000
Rochester, NY Health Revenue:
0.97%*, 5/13/2004	9,000,000	9,000,000
1.0%*, 6/9/2004	4,000,000	4,000,000
South Huntington, NY, School District, Tax Anticipation Notes, 1.5%, 6/30/2004	12,500,000	12,510,689
		52,190,689
Ohio 3.2%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 1.17%*, 6/1/2032 (c)	3,920,000	3,920,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 1.12%*, 12/1/2032 (b) (c)	3,875,000	3,875,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 1.1%*, 12/1/2027 (c)	4,500,000	4,500,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 1.18%*, 9/1/2020 (c)	3,990,000	3,990,000
Series C, 1.18%*, 9/1/2025 (c)	1,785,000	1,785,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 1.23%*, 12/1/2022 (c)	3,525,000	3,525,000
Summit County, OH, Revenue Anticipation Bond, Western Reserve Academy Project, 1.12%*, 10/1/2027 (c)	6,000,000	6,000,000
		27,595,000
Oklahoma 1.2%
Blaine County, OK, Industrial Development Authority, Seaboard Farms, Inc. Project, AMT, 1.17%*, 11/1/2018 (c)	3,700,000	3,700,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.12%*, 7/1/2032 (b) (c)	6,810,000	6,810,000
		10,510,000
Oregon 0.9%
Oregon, Department Administrative Services, Certificate of Participation, Series PT-1679, 1.07%*, 11/1/2012 (b) (c)	4,125,000	4,125,000
Oregon, Economic Development Revenue, KRC Western, Inc. Project, Series 178, AMT, 1.16%*, 1/1/2017 (c)	3,650,000	3,650,000
		7,775,000
Pennsylvania 2.8%
Allegheny County, PA, Hospital Development Authority Revenue, Presbyterian Hospital, Series D, 1.09%*, 3/1/2020 (b) (c)	1,000,000	1,000,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.15%*, 11/1/2017 (b) (c)	10,045,000	10,045,000
Delaware Valley, PA, Regional Finance Authority Revenue, 1.1%*, 8/1/2016 (c)	300,000	300,000
Montgomery County, PA, County General Obligation, 0.92%*, 5/7/2004	1,400,000	1,400,000
Pennsylvania, Economic Development Authority, Amtrak Project, Series B, AMT, 1.1%*, 11/1/2041 (c)	300,000	300,000
Pennsylvania, Economic Development Authority, Reliant Energy Seward LLC Project, Series A, AMT, 1.13%*, 12/1/2036 (c)	2,500,000	2,500,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.15%*, 3/1/2027 (b) (c)	7,930,000	7,930,000
Pennsylvania, State Public School Building Authority Revenue, Parkland School District, Series D, 1.15%*, 3/1/2019 (b)	1,060,000	1,060,000
		24,535,000
Puerto Rico 0.3%
Puerto Rico, Industrial Tourist Education, Medical & Environmental Central, Bristol-Myers Squibb Project, AMT, 1.09%*, 12/1/2030 (c)	500,000	500,000
Puerto Rico, State General Obligation, Series EE, 1.1%*, 7/1/2029 (b) (c)	2,395,000	2,395,000
		2,895,000
South Carolina 1.6%
South Carolina, Public Service Authority Revenue:
1.0%*, 6/8/2004	11,000,000	11,000,000
Series SG-32, 1.13%*, 1/1/2023 (b)	2,705,000	2,705,000
		13,705,000
Tennessee 4.5%
Clarksville, TN, Public Building Authority Revenue, 1.1%*, 6/1/2024 (c)	9,815,000	9,815,000
Clarksville, TN, Public Building Authority Revenue, Pooled Program, 1.11%*, 7/1/2031 (c)	1,375,000	1,375,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.16%*, 6/1/2025 (c)	8,500,000	8,500,000
Memphis, TN, General Obligation, 0.96%*, 8/11/2004	5,000,000	5,000,000
Shelby County, TN, General Obligation, 2.0%, 6/30/2004	4,300,000	4,307,325
Shelby County, TN, Health Educational Authority, 1.1%*, 6/7/2004	10,000,000	10,000,000
		38,997,325
Texas 15.6%
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village Foundation, 1.09%*, 8/15/2030 (c)	3,500,000	3,500,000
Galena Park, TX, Independent School District, Series SG-153, 1.13%*, 8/15/2023	12,250,000	12,250,000
Houston, TX, Airport System Revenue, Special Facilities, 1.15%*, 7/1/2032 (b) (c)	7,500,000	7,500,000
Houston, TX, General Obligation, Series C, 0.95%*, 6/3/2004	7,500,000	7,500,000
Houston, TX, State General Obligation, Series A, 0.95%*, 5/20/2004	11,000,000	11,000,000
Houston, TX, Tax & Revenue Anticipation Notes:
1.5%, 6/30/2004	12,000,000	12,010,608
1.75%, 6/30/2004	13,000,000	13,016,955
Houston, TX, Water & Sewer Revenue, Series 120, 1.13%*, 12/1/2023	5,800,000	5,800,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 1.14%*, 8/1/2012	6,960,000	6,960,000
Texas, General Obligation, College Student Loans, AMT, 0.95%*, 2/1/2009 (c)	7,000,000	7,000,000
Texas, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	34,135,000	34,235,446
Texas, University of Texas, 1.0%, 6/8/2004	7,500,000	7,500,000
Wylie, TX, Independent School District, Series R-3004, 1.15%*, 8/15/2022	6,680,000	6,680,000
		134,953,009
Utah 0.3%
Alpine, UT, General Obligation, School District, Series 436, 1.13%*, 3/15/2009 (c)	1,310,000	1,310,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 1.14%*, 7/1/2031	1,025,000	1,025,000
		2,335,000
Vermont 1.6%
Vermont, Municipal Bond Bank, Series R, 1.15%*, 12/1/2021 (b)	6,375,000	6,375,000
Vermont, Student Assistance Corp., 1.1%*, 1/1/2008 (c)	7,490,000	7,490,000
		13,865,000
Washington 2.5%
Lewis County, WA, Public Utilities District Number 1, 1.15%*, 10/1/2023 (b)	6,385,000	6,385,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 1.17%*, 12/1/2034 (c)	2,420,000	2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 1.15%*, 9/1/2022 (b)	4,990,000	4,990,000
Washington, General Obligation, Series PT-1782, 1.13%*, 1/1/2010 (b) (c)	7,500,000	7,500,000
		21,295,000
West Virginia 0.3%
Monongalia County, WV, Building Commission Hospital Revenue, Monongalia General Hospital, Series A, 1.11%*, 7/1/2017 (c)	2,710,000	2,710,000
Wisconsin 2.1%
Park Falls, WI, Industrial Development Revenue, Weather Shield Project, AMT, 1.28%*, 8/1/2020 (c)	2,220,000	2,220,000
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 1.28%*, 9/1/2020 (c)	1,435,000	1,435,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project, , 1.1%*, 12/1/2009 (c)	500,000	500,000
Wisconsin, Transportation Authority Revenue, 1.05%*, 6/2/2004	14,000,000	14,000,000
		18,155,000
Wyoming 0.5%
Gillette, WY, Industrial Development Revenue, MDA, Inc. Allwire Project, AMT, 1.25%*, 12/1/2011 (c)	3,867,500	3,867,500
Total Investment Portfolio - 100.0% (Cost $863,987,530) (a)		863,987,530

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2004.
(a) Cost for federal income tax purposes was $863,987,530.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.0
FGIC	Financial Guaranty Insurance Company	3.8
FNMA	Federal National Mortgage Association	1.7
FSA	Financial Security Assurance	8.8
MBIA	Municipal Bond Investors Assurance	9.9

(c) The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2004
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, at amortized cost	$ 3,154,973,251	$ 1,266,168,106	$ 863,987,530
Repurchase agreements, at amortized cost	133,673,000	324,011,000	-
Total investments in securities, at amortized cost	3,288,646,251	1,590,179,106	863,987,530
Cash	214	351	95,103
Receivable for investments sold	-	-	57,015,126
Interest receivable	6,036,053	2,580,418	2,901,407
Receivable for Fund shares sold	15,905	31	-
Due from Advisor	-	-	80,047
Other assets	105,419	62,120	42,186
Total assets	3,294,803,842	1,592,822,026	924,121,399
Liabilities
Payable for investments purchased	-	34,941,258	-
Dividends payable	57,201	-	460,004
Payable for Fund shares redeemed	493,606	13,965	841,452
Accrued management fee	447,864	216,920	137,371
Other accrued expenses and payables	4,697,585	2,122,910	296,785
Total liabilities	5,696,256	37,295,053	1,735,612
Net assets, at value	$ 3,289,107,586	$ 1,555,526,973	$ 922,385,787
Net Assets
Net assets consist of: Undistributed net investment income	107,523	12,297	248,291
Accumulated net realized gain (loss)	(787,377)	-	(7,878)
Paid-in capital	3,289,787,440	1,555,514,676	922,145,374
Net assets, at value	$ 3,289,107,586	$ 1,555,526,973	$ 922,385,787

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2004 (continued)
Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Institutional Shares* Net assets applicable to shares outstanding	$ 105,544,261	$ -	$ 330,979,201
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	105,541,426	-	330,965,694
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,220	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,220	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Scudder Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ -	$ -	$ 416,911,144
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	-	-	416,707,982
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ -	$ -	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 2,925,265,912	$ 1,555,109,684	$ 174,340,945
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,925,140,337	1,555,095,946	174,330,369
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 257,144,006	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	257,060,251	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Service Shares Net assets applicable to shares outstanding	$ 1,152,187	$ 417,289	$ 154,497
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,153,311	416,789	154,146
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio and Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended April 30, 2004
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 38,011,396	$ 17,986,151	$ 8,907,326
Expenses: Management fee	5,457,329	2,671,603	1,412,728
Services to shareholders	10,948,455	5,144,832	960,635
Custodian fees	181,701	65,632	32,046
Distribution service fees	15,368,594	8,003,033	1,378,143
Auditing	57,082	55,952	68,995
Legal	60,844	36,085	41,752
Trustees' fees and expenses	65,866	50,570	36,606
Reports to shareholders	299,173	312,682	6,095
Registration fees	34,005	8,635	21,589
Other	195,628	35,476	19,193
Total expenses, before expense reductions	32,668,677	16,384,500	3,977,782
Expense reductions	(267,666)	(131,444)	(166,558)
Total expenses, after expense reductions	32,401,011	16,253,056	3,811,224
Net investment income	5,610,385	1,733,095	5,096,102
Net realized gain (loss) on investment transactions	86,771	17,751	(1,534)
Net increase (decrease) in net assets resulting from operations	$ 5,697,156	$ 1,750,846	$ 5,094,568

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Years Ended April 30,
	2004	2003
Operations: Net investment income	$ 5,610,385	$ 45,474,992
Net realized gain (loss)	86,771	1,127
Net increase in net assets resulting from operations	5,697,156	45,476,119
Distributions to shareholders from net investment income: Institutional Money Market Shares	(952,664)	(1,572,410)
Institutional Select Money Market Shares	(9)	(6)
Premier Money Market Shares	(3,416,386)	(21,555,663)
Premium Reserve Money Market Shares	(1,191,736)	(1,519,807)
Service Shares	(1,145)	(20,182,605)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	3,642,546,705	12,799,419,515
Reinvestment of distributions	5,149,061	50,242,609
Cost of shares redeemed	(3,625,088,308)	(19,121,803,208)
Net increase (decrease) in net assets from Fund share transactions	22,607,458	(6,272,141,084)
Increase (decrease) in net assets	22,742,674	(6,271,495,456)
Net assets at beginning of period	3,266,364,912	9,537,860,368
Net assets at end of period (Including undistributed net investment income of $107,523 and $59,078, respectively)	$ 3,289,107,586	$ 3,266,364,912

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,		Years Ended April 30,
	2004	2003	2004	2003
Operations: Net investment income	$ 1,733,095	$ 12,139,141	$ 5,096,102	$ 6,728,028
Net realized gain (loss)	17,751	27,060	(1,534)	68,554
Net increase in net assets resulting from operations	1,750,846	12,166,201	5,094,568	6,796,582
Distributions to shareholders from net investment income: Scudder Tax-Exempt Cash Institutional Shares	-	-	(2,953,925)	(2,826,364)
Scudder Tax-Exempt Cash Managed Shares	-	-	(1,791,729)	(2,481,970)
Premier Money Market Shares	(1,736,051)	(10,293,771)	(166,153)	(743,791)
Service Shares	(483)	(1,361,276)	(249)	(836,747)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	898,083,360	1,742,718,533	2,822,757,803	2,537,447,772
Reinvestment of distributions	1,734,489	13,168,073	526,532	2,149,157
Cost of shares redeemed	(1,069,282,659)	(1,832,533,652)	(2,626,407,377)	(2,743,998,752)
Net increase (decrease) in net assets from Fund share transactions	(169,464,810)	(76,647,046)	196,876,958	(204,401,823)
Increase (decrease) in net assets	(169,450,498)	(76,135,892)	197,059,470	(204,494,113)
Net assets at beginning of period	1,724,977,471	1,801,113,363	725,326,317	929,820,430
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $12,297 and $2,014, respectively, for the Government & Agency Securities Portfolio and undistributed net investment income of $248,291 and $64,245, respectively, for the Tax-Exempt Portfolio)
	$ 1,555,526,973	$ 1,724,977,471	$ 922,385,787	$ 725,326,317

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Premier Money Market Shares

Years Ended April 30,	2004	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.007	.02	.05	.01
Less distributions from net investment income	(.001)	(.007)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.11[b]	.75	2.14	5.56[b]	.94b**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,925	3,023	2,552	2,236	11
Ratio of expenses before expense reductions (%)	1.06	.93	.97	.97[c]	.98*
Ratio of expenses after expense reductions (%)	1.05	.93	.97	.96c	.95*
Ratio of net investment income (%)	.11	.77	2.09	5.37	5.19*

Government & Agency Securities Portfolio - Premier Money Market Shares

Years Ended April 30,	2004	2003	2002	2001	2000[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.006	.02	.05	.01
Less distributions from net investment income	(.001)	(.006)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.11[b]	.65	2.03	5.46[b]	.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,555	1,724	1,384	1,300	4
Ratio of expenses before expense reductions (%)	1.03	.97	.98	.98[e]	1.00*
Ratio of expenses after expense reductions (%)	1.02	.97	.98	.97[e]	1.00*
Ratio of net investment income (%)	.11	.68	1.97	5.24	5.01*

a For the period February 23, 2000 (commencement of operations) to April 30, 2000.
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .95% and .95%, respectively.
d For the period March 1, 2000 (commencement of operations) to April 30, 2000.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .96% and .96%, respectively.
* Annualized
** Not annualized

Tax-Exempt Portfolio - Premier Money Market Shares

Years Ended April 30,	2004	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0009	.004	.01	.03	.01
Less distributions from net investment income	(.0009)	(.004)	(.01)	(.03)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.09[b]	.42	1.25	3.21	.45**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	174	182	101	87.40
Ratio of expenses before expense reductions (%)	1.05	.96	.91	.97[c]	.96*
Ratio of expenses after expense reductions (%)	.96	.96	.91	.97[c]	.96*
Ratio of net investment income (%)	.09	.44	1.25	3.06	3.05*

a For the period March 7, 2000 (commencement of operations) to April 30, 2000.
b Total returns would have been lower had certain expenses not been reduced.
c The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .97%.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio (formerly Government Securities Portfolio) and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers five classes of shares: Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. Government & Agency Securities Portfolio offers two classes of shares: Premier Money Market Shares and Service Shares. Tax-Exempt Portfolio offers four classes of shares: Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. The financial highlights for the Service Shares of each Portfolio, the Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2004, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $787,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

At April 30, 2004, the Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $7,900 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2012, the expiration date, whichever occurs first.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2004, the Portfolios' components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 182,481
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (787,000)
Government & Agency Securities Portfolio:
Undistributed ordinary income	$ 15,230
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -
Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 712,380
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (7,900)

In addition, during the years ended April 30, 2004 and April 30, 2003, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2004	2003
Money Market Portfolio:
Distributions from ordinary income	$ 5,561,940	$ 44,830,491
Government & Agency Securities Portfolio:
Distributions from ordinary income	$ 1,736,534	$ 11,655,047
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 4,912,056	$ 6,888,872

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2004, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.17
Government & Agency Securities Portfolio	.17
Tax-Exempt Portfolio	.17

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Money Market Portfolio - Institutional Money Market Shares at 0.25% for the year ended April 30, 2004. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain shareholder service fees shown below on the Premier Money Market Shares and Service Shares of each Portfolio.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended April 30, 2004, the amount charged to the Portfolios by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at April 30, 2004
Money Market Portfolio:
Institutional Money Market Shares	$ 16,915	$ -	$ 5,919
Institutional Select Money Market Shares*	-	-	-
Premier Money Market Shares	10,231,132	265,791	3,028,475
Premium Reserve Money Market Shares	163,499	-	67,873
Service Shares	3,173	25	1,246
Government & Agency Securities Portfolio:
Premier Money Market Shares	$ 4,973,813	$ 129,628	$ 1,347,743
Service Shares	3,352	1,681	286
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Institutional Shares	$ -	$ -	$ 66
Scudder Tax-Exempt Cash Managed Shares	261,003	-	94,718
Premier Money Market Shares	613,187	165,479	67,140
Service Shares	1,542	758	112

* Fee for period is less than $1.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60%, 0.60% and 0.50% of average daily net assets for the Service Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.10% of the average daily net assets for the Premium Reserve Shares of the Money Market Portfolio.

For the year ended April 30, 2004, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2004
Money Market Portfolio:
Institutional Money Market Shares	$ 10,332	$ 964
Premier Money Market Shares	7,431,978	598,502
Premium Reserve Money Market Shares	190,428	43,368
Service Shares	7,905	491
Government & Agency Securities Portfolio:
Premier Money Market Shares	$ 3,999,503	$ 319,996
Service Shares	4,027	215
Tax-Exempt Portfolio:
Premier Money Market Shares	$ 461,470	$ 37,055
Service Shares	1,490	132

In addition, SDI provides information and administrative services to the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.075% (currently 0.01%) of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of up to 0.25% (currently 0.15%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the year ended April 30, 2004, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2004
Money Market Portfolio:
Institutional Money Market Shares	$ 10,332	$ 962
Premier Money Market Shares	7,431,978	598,751
Premium Reserve Money Market Shares	285,641	65,053
Government & Agency Securities Portfolio:
Premier Money Market Shares	$ 3,999,503	$ 330,749
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Managed Shares	$ 453,713	$ -
Premier Money Market Shares	461,470	35,672

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the year ended April 30, 2004, the Money Market Portfolio's, Government & Agency Securities Portfolio's and Tax-Exempt Portfolio's custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	1,850	-
Government & Agency Securities Portfolio	135	-
Tax-Exempt Portfolio	321	-

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Year Ended April 30, 2004		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Money Market Shares	243,026,732	$ 243,027,111	981,607,682	$ 981,607,682
Institutional Select Money Market Shares	207	207	1,000*	1,000*
Premier Money Market Shares	2,883,284,993	2,883,296,580	3,448,500,422	3,448,500,422
Premium Reserve Money Market Shares	511,412,653	511,413,148	180,254,844	180,254,845
Service Shares	4,797,136	4,809,659	8,189,055,567	8,189,055,566
		$ 3,642,546,705		$ 12,799,419,515
Shares issued to shareholders in reinvestment of distributions
Institutional Money Market Shares	848,891	$ 848,891	1,329,016	$ 1,329,016
Institutional Select Money Market Shares	9	9	4*	4*
Premier Money Market Shares	3,403,721	3,403,721	23,841,865	23,841,865
Premium Reserve Money Market Shares	895,295	895,295	1,669,719	1,669,719
Service Shares	1,145	1,145	23,402,005	23,402,005
		$ 5,149,061		$ 50,242,609
Shares redeemed
Institutional Money Market Shares	(248,329,358)	$ (248,329,738)	(972,702,657)	$ (972,702,657)
Premier Money Market Shares	(2,984,475,523)	(2,984,487,247)	(3,002,440,948)	(3,002,440,948)
Premium Reserve Money Market Shares	(387,041,574)	(387,042,059)	(182,931,703)	(182,931,703)
Service Shares	(5,216,785)	(5,229,264)	(14,963,727,900)	(14,963,727,900)
		$ (3,625,088,308)		$ (19,121,803,208)
Net increase (decrease)
Institutional Money Market Shares	(4,453,735)	$ (4,453,736)	10,234,041	$ 10,234,041
Institutional Select Money Market Shares	216	216	1,004*	1,004*
Premier Money Market Shares	(97,786,809)	(97,786,946)	469,901,339	469,901,339
Premium Reserve Money Market Shares	125,266,374	125,266,384	(1,007,140)	(1,007,139)
Service Shares	(418,504)	(418,460)	(6,751,270,328)	(6,751,270,329)
		$ 22,607,458		$ (6,272,141,084)

* For the period from December 2, 2002 (commencement of sales for Institutional Select Money Market Shares) to April 30, 2003.
Government & Agency Securities Portfolio	Year Ended April 30, 2004		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Money Market Shares	897,537,299	$ 897,537,273	1,261,183,382	$ 1,261,183,383
Service Shares	546,086	546,087	481,535,152	481,535,150
		$ 898,083,360		$ 1,742,718,533
Shares issued to shareholders in reinvestment of distributions
Premier Money Market Shares	1,734,016	$ 1,734,016	11,505,294	$ 11,505,294
Service Shares	473	473	1,662,779	1,662,779
		$ 1,734,489		$ 13,168,073
Shares redeemed
Premier Money Market Shares	(1,068,111,645)	$ (1,068,111,645)	(932,860,670)	$ (932,860,670)
Service Shares	(1,171,014)	(1,171,014)	(899,672,982)	(899,672,982)
		$ (1,069,282,659)		$ (1,832,533,652)
Net increase (decrease)
Premier Money Market Shares	(168,840,330)	$ (168,840,356)	339,828,006	$ 339,828,007
Service Shares	(624,455)	(624,454)	(416,475,051)	(416,475,053)
		$ (169,464,810)		$ (76,647,046)

Tax-Exempt Portfolio	Year Ended April 30, 2004		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Scudder Tax-Exempt Cash Institutional Shares	1,467,124,587	$ 1,467,124,681	730,393,708	$ 730,393,708
Scudder Tax-Exempt Cash Managed Shares	757,901,854	757,901,854	545,198,755	545,198,755
Premier Money Market Shares	597,538,459	597,538,417	736,255,708	736,255,708
Service Shares	192,856	192,851	525,599,601	525,599,601
		$ 2,822,757,803		$ 2,537,447,772
Shares issued to shareholders in reinvestment of distributions
Scudder Tax-Exempt Cash Institutional Shares	342,172	$ 342,172	440,726	$ 440,726
Scudder Tax-Exempt Cash Managed Shares	21,276	21,276	24,289	24,289
Premier Money Market Shares	162,865	162,865	780,204	780,204
Service Shares	219	219	903,938	903,938
		$ 526,532		$ 2,149,157
Shares redeemed
Scudder Tax-Exempt Cash Institutional Shares	(1,420,409,393)	$ (1,420,409,393)	(649,179,374)	$ (649,179,374)
Scudder Tax-Exempt Cash Managed Shares	(600,438,425)	(600,438,425)	(480,624,853)	(480,624,853)
Premier Money Market Shares	(605,099,717)	(605,099,718)	(656,269,399)	(656,269,399)
Service Shares	(459,841)	(459,841)	(957,925,126)	(957,925,126)
		$ (2,626,407,377)		$ (2,743,998,752)
Net increase (decrease)
Scudder Tax-Exempt Cash Institutional Shares	47,057,366	$ 47,057,460	81,655,060	$ 81,655,060
Scudder Tax-Exempt Cash Managed Shares	157,484,705	157,484,705	64,598,191	64,598,191
Premier Money Market Shares	(7,398,393)	(7,398,436)	80,766,513	80,766,513
Service Shares	(266,766)	(266,771)	(431,421,587)	(431,421,587)
		$ 196,876,958		$ (204,401,823)

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising the Money Market, Government & Agency Securities (formerly Government Securities Portfolio) and Tax-Exempt Portfolios), as of April 30, 2004, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Account Trust at April 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 21, 2004

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of April 30, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	81
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	81
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	81
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	81
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	81
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm).	81
Shirley D. Peterson (1941) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co.; Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	81

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	81
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	81

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[3] (1942) Chairman and Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	147
Brenda Lyons[4] (1963) President, 2003-present	Managing Director, Deutsche Asset Management	n/a
Julian Sluyters[5] (1960) Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global Asset Management
n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy[4] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo[4] (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
John Millette[4] (1962) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[5] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Caroline Pearson[4] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[4] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kevin Gay[4] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[4] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York
4 Address: Two International Place, Boston, Massachusetts
5 Address: 345 Park Avenue, New York, New York
6 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

ITEM 2.         CODE OF ETHICS.

As of the end of the period, April 30, 2004, Cash Account Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        CASH ACCOUNT TRUST - GOVERNMENT & AGENCY SECURITIES PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
   Fiscal       Audit      Audit-Related     Tax Fees      All Other
Year Ended   Fees Billed    Fees Billed       Billed      Fees Billed
  April 30     to Fund       to Fund          to Fund       to Fund
--------------------------------------------------------------------------------
2004          $36,238          $0             $4,925         $364
--------------------------------------------------------------------------------
2003          $32,085          $0             $5,662           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related            Tax Fees             All Other
Fiscal           Fees Billed to           Billed to           Fees Billed
 Year             Adviser and            Adviser and         to Adviser and
 Ended          Affiliated Fund        Affiliated Fund      Affiliated Fund
April 30       Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004               $149,900                 $0                    $0
--------------------------------------------------------------------------------
2003               $212,800                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                          Total Non-Audit
                          Fees billed to
                           Adviser and
                           Affiliated           Total
                          Fund Service         Non-Audit
                           Providers             Fees
                          (engagements         billed to
                            related           Adviser and
                           directly to        Affiliated
            Total         the operations     Fund Service
Fiscal    Non-Audit       and financial        Providers
  Year    Fees Billed      reporting          (all other          Total of
 Ended     to Fund         of the Fund)       engagements)        (A), (B)
April 30      (A)              (B)               (C)               and (C)
--------------------------------------------------------------------------------
2004        $4,925             $0             $2,795,000          $2,799,925
--------------------------------------------------------------------------------
2003        $5,662             $0             $1,287,492          $1,293,154
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the

                   CASH ACCOUNT TRUST - MONEY MARKET PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
   Fiscal       Audit      Audit-Related     Tax Fees      All Other
Year Ended   Fees Billed    Fees Billed       Billed      Fees Billed
  April 30     to Fund       to Fund          to Fund       to Fund
--------------------------------------------------------------------------------
2004          $44,608          $0             $6,066         $364
--------------------------------------------------------------------------------
2003          $39,242          $0             $6,925           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related            Tax Fees             All Other
Fiscal           Fees Billed to           Billed to           Fees Billed
 Year             Adviser and            Adviser and         to Adviser and
 Ended          Affiliated Fund        Affiliated Fund      Affiliated Fund
April 30       Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004               $149,900                 $0                    $0
--------------------------------------------------------------------------------
2003               $212,800                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                          Total Non-Audit
                          Fees billed to
                           Adviser and
                           Affiliated           Total
                          Fund Service         Non-Audit
                           Providers             Fees
                          (engagements         billed to
                            related           Adviser and
                           directly to        Affiliated
            Total         the operations     Fund Service
Fiscal    Non-Audit       and financial        Providers
  Year    Fees Billed      reporting          (all other          Total of
 Ended     to Fund         of the Fund)       engagements)        (A), (B)
April 30      (A)              (B)               (C)               and (C)
--------------------------------------------------------------------------------
2004        $6,066             $0             $2,795,000         $2,801,066
--------------------------------------------------------------------------------
2003        $6,925             $0             $1,287,492         $1,294,417
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

                    CASH ACCOUNT TRUST - TAX-EXEMPT PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
   Fiscal       Audit      Audit-Related     Tax Fees      All Other
Year Ended   Fees Billed    Fees Billed       Billed      Fees Billed
  April 30     to Fund       to Fund          to Fund       to Fund
--------------------------------------------------------------------------------
2004           $37,043          $0           $5,035           $364
--------------------------------------------------------------------------------
2003           $32,306          $0           $5,701            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                 Audit-Related            Tax Fees             All Other
Fiscal           Fees Billed to           Billed to           Fees Billed
 Year             Adviser and            Adviser and         to Adviser and
 Ended          Affiliated Fund        Affiliated Fund      Affiliated Fund
April 30       Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                $149,900                 $0                    $0
--------------------------------------------------------------------------------
2003                $212,800                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                                       1

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                          Total Non-Audit
                          Fees billed to
                           Adviser and
                           Affiliated           Total
                          Fund Service         Non-Audit
                           Providers             Fees
                          (engagements         billed to
                            related           Adviser and
                           directly to        Affiliated
            Total         the operations     Fund Service
Fiscal    Non-Audit       and financial        Providers
  Year    Fees Billed      reporting          (all other          Total of
 Ended     to Fund         of the Fund)       engagements)        (A), (B)
April 30      (A)              (B)               (C)               and (C)
--------------------------------------------------------------------------------
2004        $5,035              $0          $2,795,000          $2,800,035
--------------------------------------------------------------------------------
2003        $5,701              $0          $1,287,492          $1,293,193
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

                                       2

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Government Securities
                                    Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust - Government Securities
                                    Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

 Date:                               June 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               June 29, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust - Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               June 29, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

 Date:                               June 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               June 29, 2004
                                    ---------------------------